Document And Entity Information	12 Months Ended
Jun. 30, 2023 shares
Document Information Line Items
Entity Registrant Name	REGENCELL BIOSCIENCE HOLDINGS LIMITED
Trading Symbol	RGC
Document Type	20-F
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding	13,012,866
Amendment Flag	false
Entity Central Index Key	0001829667
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40617
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	9/F Chinachem Leighton Plaza
Entity Address, Address Line Two	29 Leighton Road
Entity Address, City or Town	Causeway Bay
Entity Address, Country	HK
Title of 12(b) Security	Ordinary shares, par value $0.00001
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	5395
Auditor Name	Marcum Asia CPAs LLP
Auditor Location	New York, New York
Entity Address, Postal Zip Code	0000
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	9/F Chinachem Leighton Plaza
Entity Address, Address Line Two	29 Leighton Road
Entity Address, City or Town	Causeway Bay
Entity Address, Country	HK
Contact Personnel Name	Yat-Gai Au
City Area Code	852
Local Phone Number	2155 0823
Entity Address, Postal Zip Code	0000
Auditor Information [Member]
Document Information Line Items
Auditor Firm ID	711
Auditor Name	Friedman LLP
Auditor Location	New York, New York